Document and Entity Information	Aug. 07, 2025
Cover [Abstract]
Document Type	8-K12B
Document Period End Date	Aug. 07, 2025
Entity Registrant Name	Paramount Skydance Corp
Entity Incorporation State Country Code	DE
Entity File Number	333-282985
Entity Tax Identification Number	99-3917985
Entity Address Address Line 1	1515 Broadway
Entity Address City Or Town	New York
Entity Address State Or Province	NY
Entity Address Postal Zip Code	10036
City Area Code	212
Local Phone Number	258-6000
Entity Information Former Legal Or Registered Name	New Pluto Global, Inc.
Written Communications	false
Soliciting Material	false
Pre Commencement Tender Offer	false
Pre Commencement Issuer Tender Offer	false
Security 12b Title	Class B Common Stock, $0.001 par value
Trading Symbol	PSKY
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	false
Current Fiscal Year End Date	--12-31
Amendment Flag	false
Entity Central Index Key	0002041610